Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 05, 2024	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2024
Ordinary Shares [Line Items]
Ordinary share issued	14,392,364
Net proceeds (in Dollars)		$ 15.1
Ordinary shares of par value (in Dollars per share)			$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share issued	6,200,364
Ordinary shares of par value (in Dollars per share)			0.0001	0.0001
Vote per share	one
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share issued	8,192,000
Ordinary shares of par value (in Dollars per share)			$ 0.0001	$ 0.0001
Vote per share	15
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share issued		3,404,685	3,404,685
Price per share (in Dollars per share)		$ 5
Ordinary shares of par value (in Dollars per share)	$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share issued
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share issued
2024 Annual General Meeting [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares of par value (in Dollars per share)	0.0001
2024 Annual General Meeting [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares of par value (in Dollars per share)	$ 0.0001
IPO [Member]
Ordinary Shares [Line Items]
Ordinary share issued		3,200,000
Over-Allotment Option [Member]
Ordinary Shares [Line Items]
Ordinary share issued		204,685